Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Taxes payable	$ 2,635	$ 7,876
Deposits from customers	6,996	7,399
Accrued professional costs	1,210	1,776
Accrued staff expenses	5,866	3,791
Accrued selling expenses	995	846
Others	1,210	1,188
Accrued expenses and other current liabilities	$ 18,912	$ 22,876